CVC - FAIR VALUE MEASUREMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable.  Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions.  The fair value hierarchy consists of the following three levels:

•	Level I - Quoted prices for identical instruments in active markets.

•
Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III - Instruments whose significant value drivers are unobservable.
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	Fair Value Hierarchy	March 31, 2018	December 31, 2017
Assets:
Money market funds	Level I	$1,121,432	$5,949
Investment securities pledged as collateral	Level I	1,467,781	1,720,357
Prepaid forward contracts	Level II	72,554	52,545
Liabilities:
Prepaid forward contracts	Level II	13,706	162,049
Interest rate swap contracts	Level II	109,824	77,902
Contingent consideration related to 2017 acquisitions	Level III	3,233	32,233

The Company's cash equivalents, investment securities and investment securities pledged as collateral are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.
The Company's derivative contracts and liabilities under derivative contracts on the Company's balance sheets are valued using market-based inputs to valuation models.  These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility.  When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit risk considerations.  Such adjustments are generally based on available market evidence.  Since model inputs can generally be verified and do not involve significant management judgment, the Company has concluded that these instruments should be classified within Level II of the fair value hierarchy.
The fair value of the contingent consideration as of March 31, 2018 related to acquisitions in the first quarter and fourth quarters of 2017 of approximately $1,000 and $2,233, respectively. The estimated amount recorded as of March 31, 2018 is the remaining unpaid contractual amount for the first quarter 2017 acquisition and approximately 51% of the contractual amount for the fourth quarter 2017 acquisition. The fair value of the consideration was estimated based on a probability assessment of attaining the targets as of March 31, 2018.
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate:
Credit Facility Debt, Collateralized Indebtedness, Senior Notes and Debentures, Senior Secured Notes, Senior Guaranteed Notes, and Notes Payable
The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities. The fair value of notes payable is based primarily on the present value of the remaining payments discounted at the borrowing cost.
The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying condensed consolidated balance sheets, are summarized as follows:

		March 31, 2018		December 31, 2017
	Fair Value Hierarchy	Carrying Amount (a)	Estimated Fair Value	Carrying Amount (a)	Estimated Fair Value
CSC Holdings debt instruments:
Credit facility debt	Level II	$4,442,684	$4,477,500	$3,393,306	$3,435,000
Collateralized indebtedness	Level II	1,351,271	1,298,060	1,349,474	1,305,932
Senior guaranteed notes	Level II	3,283,283	3,231,825	2,291,185	2,420,000
Senior notes and debentures	Level II	6,108,028	6,797,434	6,409,889	7,221,846
Notes payable	Level II	78,938	76,340	56,956	55,289
Cablevision senior notes:
Senior notes and debentures	Level II	1,068,142	1,172,906	1,818,115	1,931,239
Cequel debt instruments:
Cequel credit facility	Level II	1,247,318	1,255,513	1,250,217	1,258,675
Senior secured notes	Level II	2,571,465	2,580,000	2,570,506	2,658,930
Senior notes	Level II	2,779,048	2,987,700	2,770,737	2,983,615
Notes payable	Level II	24,149	24,149	8,946	8,946
		$22,954,326	$23,901,427	$21,919,331	$23,279,472

(a)	Amounts are net of unamortized deferred financing costs and discounts.
The fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.

FAIR VALUE MEASUREMENT
The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable.  Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions.  The fair value hierarchy consists of the following three levels:

•	Level I - Quoted prices for identical instruments in active markets.

•
Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III - Instruments whose significant value drivers are unobservable.
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	Fair Value Hierarchy	December 31, 2017	December 31, 2016
Assets:
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)	Level I	$5,949	$100,139
Investment securities pledged as collateral	Level I	1,720,357	1,483,030
Prepaid forward contracts	Level II	52,545	10,956
Liabilities:
Prepaid forward contracts	Level II	162,049	13,158
Interest rate swap contracts	Level II	77,902	78,823
Contingent consideration related to 2017 acquisitions	Level III	32,233	—

The Company's cash equivalents, investment securities and investment securities pledged as collateral are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.
The Company's derivative contracts and liabilities under derivative contracts on the Company's balance sheets are valued using market-based inputs to valuation models.  These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility.  When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit risk considerations.  Such adjustments are generally based on available market evidence.  Since model inputs can generally be verified and do not involve significant management judgment, the Company has concluded that these instruments should be classified within Level II of the fair value hierarchy.
The fair value of the contingent consideration related to acquisitions in the first and fourth quarters of 2017 of $30,000 and $2,233, respectively, was estimated based on a probability assessment of attaining the targets. The estimated amount recorded as of December 31, 2017 is the full contractual amount for the first quarter acquisition and approximately 51% of the contractual amount for the acquisition that occurred in the fourth quarter.
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate:
Credit Facility Debt, Collateralized Indebtedness, Senior Notes and Debentures, Senior Secured Notes, Senior Guaranteed Notes, Notes Payable to Affiliates and Related Parties and Notes Payable
The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities. The fair value of notes payable is based primarily on the present value of the remaining payments discounted at the borrowing cost.
The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy	Carrying Amount (a)	Estimated Fair Value	Carrying Amount (a)	Estimated Fair Value
Altice USA debt instruments:
Notes payable to affiliates and related parties	Level II	$—	$—	$1,750,000	$1,837,876
CSC Holdings debt instruments:
Credit facility debt	Level II	3,393,306	3,435,000	2,631,887	2,675,256
Collateralized indebtedness	Level II	1,349,474	1,305,932	1,286,069	1,280,048
Senior guaranteed notes	Level II	2,291,185	2,420,000	2,289,494	2,416,375
Senior notes and debentures	Level II	6,409,889	7,221,846	6,732,816	7,731,150
Notes payable	Level II	56,956	55,289	13,726	13,260
Cablevision senior notes	Level II	1,818,115	1,931,239	2,742,082	2,920,056
Cequel debt instruments:
Cequel credit facility	Level II	1,250,217	1,258,675	812,903	815,000
Senior secured notes	Level II	2,570,506	2,658,930	2,566,802	2,689,750
Senior notes	Level II	2,770,737	2,983,615	3,176,131	3,517,275
Notes payable	Level II	8,946	8,946	—	—
		$21,919,331	$23,279,472	$24,001,910	$25,896,046

(a)	Amounts are net of unamortized deferred financing costs and discounts/premiums.
The fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.

Cablevision Systems Corporation And Subsidiaries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable.  Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions.  The fair value hierarchy consists of the following three levels:

•	Level I - Quoted prices for identical instruments in active markets.

•
Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III - Instruments whose significant value drivers are unobservable.
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	At December 31, 2015
	Level I	Level II	Level III	Total
Assets:
Money market funds	$922,765	$—	$—	$922,765
Investment securities	130	—	—	130
Investment securities pledged as collateral	1,211,982	—	—	1,211,982
Prepaid forward contracts	—	82,408	—	82,408
Liabilities:
Prepaid forward contracts	—	2,706	—	2,706

The Company's cash equivalents, investment securities and investment securities pledged as collateral are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.
The Company's prepaid forward contracts reflected as derivative contracts and liabilities under derivative contracts on the Company's balance sheets are valued using market-based inputs to valuation models.  These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility.  When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit risk considerations.  Such adjustments are generally based on available market evidence.  Since model inputs can generally be verified and do not involve significant management judgment, the Company has concluded that these instruments should be classified within Level II of the fair value hierarchy.
In addition, see Note 9 for a discussion of impairment charges related to nonfinancial assets not measured at fair value on a recurring basis.
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate:
Credit Facility Debt, Collateralized Indebtedness, Senior Notes and Debentures, Senior Guaranteed Notes and Notes Payable
The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities. The fair value of notes payable is based primarily on the present value of the remaining payments discounted at the borrowing cost.
The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		December 31, 2015
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value

Debt instruments:
Credit facility debt	Level II	$2,514,454	$2,525,654
Collateralized indebtedness	Level II	1,191,324	1,176,396
Senior notes and debentures	Level II	5,801,011	5,756,608
Notes payable	Level II	14,544	14,483
Total debt instruments		$9,521,333	$9,473,141

The fair value estimates related to the Company's debt instruments and senior notes receivable presented above are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.